Cost of Revenue (Details) - Schedule of cost of revenue - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Cost Of Revenue Abstract
Cost for supply chain management platform service	$ 334,822